Business Combination (Tables)	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of business combination

Common stock	$4,287,655
Note payable to seller	28,664,284
Fair value of total consideration paid	$32,951,939

Net assets acquired and liabilities assumed

Assets acquired in business combination
Current assets	$6,573,359
Finance lease right-of-use assets (property, plant and equipment)	4,464,217
Other assets	546,834
Contract-based intangible assets	25,195,644
Total assets acquired	$36,780,054

Liabilities assumed in business combination
Current liabilities	$(7,054,734)
Long term liabilities	(3,335,409)
Total liabilities acquired	$(10,390,143)

Total net assets acquired	$26,389,911

Goodwill	$6,562,028

Schedule of proforma information

	(Unaudited)
	Nine months ended September 30,	Nine months ended September 30,
	2022	2021
Total net sales	$47,667,690	$23,835,514
Loss from operations	(7,143,460)	(4,018,231)
Net loss (attributable to Vivakor, Inc.)	$(8,402,844)	$(4,670,569)

Basic and diluted loss per share	(0.55)	(0.31)
Weighted average shares outstanding	15,284,240	14,873,495